Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Letters of credit
As of September 30, 2014, the Company had entered into the following letter of credit facilities, which automatically renew annually unless terminated by either party in accordance with the required notice period:

	Facility	Renewal date	Notice period (Unused Facility Portion)
	($ in thousands)
BNP Paribas	$100,000	February 15, 2015	60 days prior to termination date
Citibank (1)	250,000	January 23, 2015	90 days prior to termination date
J.P. Morgan	50,000	August 22, 2015	60 days prior to termination date
	$400,000

(1) Effective July 9, 2014, we increased our Citibank facility from $150 million to $250 million. All other terms of the facility remained the same.

As of September 30, 2014, $160.1 million (December 31, 2013 - $127.3 million) of letters of credit, representing 40.0% (December 31, 2013 – 42.4%) of the total available facilities, had been drawn upon.
Under the facilities, the Company provides collateral that may consist of equity securities, repurchase agreements and cash and cash equivalents. As of September 30, 2014, cash and cash equivalents with a fair value of $160.6 million (December 31, 2013 - $100.6 million) were pledged as security against the letters of credit issued. These amounts are included in restricted cash and cash equivalents in the condensed consolidated balance sheets. Each of the facilities contain customary events of default and restrictive covenants, including but not limited to, limitations on liens on collateral, transactions with affiliates, mergers and sales of assets, as well as solvency and maintenance of certain minimum pledged equity requirements, A.M. Best Company rating of “A-” or higher, and restricts issuance of any debt without the consent of the letter of credit provider. Additionally, if an event of default exists, as defined in the letter of credit facilities, the Company will be prohibited from paying dividends. The Company was in compliance with all of the covenants as of September 30, 2014.
Investments
Loan and other participation interests purchased by the Company, such as bank debt, may include revolving credit arrangements or other financing commitments obligating the Company to advance additional amounts on demand. As of September 30, 2014, the Company had one unfunded capital commitment of $5.5 million related to its investment in the Hellenic Fund (see Note 17 for additional information).
In the normal course of business, the Company, as part of its investment strategy, enters into contracts that contain a variety of indemnifications and warranties. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote. Thus, no amounts have been accrued related to such indemnifications. The Company also indemnifies Third Point Advisors LLC, Third Point LLC and its employees from and against any loss or expense, including, without limitation any judgment, settlement, legal fees and other costs. Any expenses related to this indemnification are reflected in net investment income in the condensed consolidated statements of income (loss).
Litigation
From time to time in the normal course of business, the Company may be involved in formal and informal dispute resolution procedures, which may include arbitration or litigation, the outcomes of which determine the rights and obligations under the Company's reinsurance contracts and other contractual agreements. In some disputes, the Company may seek to enforce its rights under an agreement or to collect funds owing to it.  In other matters, the Company may resist attempts by others to collect funds or enforce alleged rights. While the final outcome of legal disputes that may arise cannot be predicted with certainty, the Company is not currently involved in any formal or informal dispute resolution procedures.

Commitments and Contingencies
Operating lease
The Company leases office space at Chesney House in Bermuda. The lease expires on November 30, 2015. The lease has been accounted for as an operating lease. Total rent expense for the year ended December 31, 2013 was $0.4 million (2012: $0.4 million, 2011: $0.03 million).
Future minimum rental commitments as of December 31, 2013 under this lease are expected to be as follows:

($ in thousands)
2014	402
2015	368
2016	—
2017	—
$770

Agreements
Third Point LLC
The Company and Third Point Re (together, the "Companies") entered into a 5 year investment management agreement with Third Point LLC on December 22, 2011. The Companies are parties to an Investment Agreement with Third Point LLC under which the Companies, Third Point LLC and Third Point Advisors LLC formed a joint venture for the purpose of managing certain jointly held assets. The non-controlling interest in the consolidated balance sheets includes Third Point Advisors LLC’s share of assets in the investment joint venture.
Netjets
On December 20, 2011, Third Point Re acquired from Netjets Sales Inc. (“Netjets”) an undivided 12.5% interest in two aircraft for a five year period. The agreement with NetJets provides for monthly management fees, occupied hourly fees and other fees. Future minimum management fee commitments as of December 31, 2013 under the existing lease are expected to be as follows:

($ in thousands)
2014	547
2015	567
2016	539
2017	—
$1,653

Letters of credit
As of December 31, 2013, the Company had entered into the following letter of credit facilities, which automatically renew annually unless terminated by either party in accordance with the required notice period:

	Facility	Renewal date	Notice period (Unused Facility Portion)
	($ in thousands)
BNP Paribas	$100,000	February 15, 2015	60 days prior to termination date
Citibank (1)	150,000	January 23, 2015	90 days prior to termination date
J.P. Morgan	50,000	August 22, 2014	60 days prior to termination date
	$300,000

(1)	Effective January 1, 2013, the Citibank facility was reduced from $250.0 million to $150.0 million.
As of December 31, 2013, $127.3 million (December 31, 2012 - $60.9 million) of letters of credit, representing 42.4% (December 31, 2012 – 15.3% (based on total available facilities of $400 million)) of the total available facilities, had been drawn upon.
Under the facilities, the Company provides collateral that may consist of equity securities, repurchase agreements and cash and cash equivalents. As of December 31, 2013, cash and cash equivalents with a fair value of $100.6 million (December 31, 2012 - $64.8 million) were pledged as security against the letters of credit issued. These amounts are included in restricted cash and cash equivalents in the consolidated balance sheets. Each of the facilities contain customary events of default and restrictive covenants, including but not limited to, limitations on liens on collateral, transactions with affiliates, mergers and sales of assets, as well as solvency and maintenance of certain minimum pledged equity requirements, A.M. Best Company rating of “A-” or higher, and restricts issuance of any debt without the consent of the letter of credit provider. Additionally, if an event of default exists, as defined in the letter of credit facilities, the Company will be prohibited from paying dividends. The Company was in compliance with all of the covenants as of December 31, 2013.
Investments
Loan and other participation interests purchased by the Company, such as bank debt, may include revolving credit arrangements or other financing commitments obligating the Company to advance additional amounts on demand. As of December 31, 2013, the Company had no unfunded capital commitments.
In the normal course of business, the Company, as part of its investment strategy, enters into contracts that contain a variety of indemnifications and warranties. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote. Thus, no amounts have been accrued related to such indemnifications. The Company also indemnifies Third Point Advisors LLC, Third Point LLC and its employees from and against any loss or expense, including, without limitation any judgment, settlement, legal fees and other costs. Any expenses related to this indemnification are reflected in net investment income in the consolidated statements of income (loss).
Litigation
From time to time in the normal course of business, the Company may be involved in formal and informal dispute resolution procedures, which may include arbitration or litigation, the outcomes of which determine the rights and obligations under the Company's reinsurance contracts and other contractual agreements. In some disputes, the Company may seek to enforce its rights under an agreement or to collect funds owing to it.  In other matters, the Company may resist attempts by others to collect funds or enforce alleged rights. While the final outcome of legal disputes that may arise cannot be predicted with certainty, the Company is not currently involved in any formal or informal dispute resolution procedures.